UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
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              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
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          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
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                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2008
                         -----------------------------------------------------

Date of reporting period:  August 29, 2008
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
Item 1. Schedule of Investments

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS - August 29, 2008

 Shares                                                              Value
--------                                                           ----------
                            COMMON STOCKS - 74.2%
                           AEROSPACE/DEFENSE - 7.2%
  750      *Alliant Techsystems Inc.  . . . . . . . . . . . . .        78,922
1,500       L-3 Communications Holdings, Inc.  	. . . . . . . .       155,910
                                                                   ----------
                                                                      234,833
                                                                   ----------
                                 APPAREL - 3.1%
2,000      *Warnaco Group, Inc.   . . . . . . . . . . . . . . .       103,140
                                                                   ----------
                              CONSTRUCTION - 2.0%
2,000       Chicago Bridge & Iron Co. N.V.  . . . . . . . . . .        64,040
                                                                   ----------
                         DIVERSIFIED MACHINERY - 6.0%
1,500       Flowserve Corp.   . . . . . . . . . . . . . . . . .       198,180
                                                                   ----------
                               INSURANCE - 4.2%
3,000       Leucadia National Corp.   . . . . . . . . . . . . .       138,870
                                                                   ----------
                          MEDIA CONGLOMERATE  - 3.0%
3,000       Walt Disney Company . . . . . . . . . . . . . . . .        97,050
                                                                   ----------
                     OIL & GAS EQUIPMENT / SERVICES - 7.6%
1,000       Core Laboratories N.V.  . . . . . . . . . . . . .         124,140
2,500      *NATCO Group, Inc.   . . . . . . . . . . . . . . . .       126,725
                                                                   ----------
                                                                      250,865
                                                                   ----------
                                PACKAGING - 2.8%
2,000       Ball Corp.  . . . . . . . . . . . . . . . . . . . .        91,840
                                                                   ----------
                     PHARMACEUTICALS  DISTRIBUTION - 5.3%
2,000      *Hospira, Inc.   . . . . . . . . . . . . . . . . . .        80,720
2,000      *Medco Health Solutions, Inc.  . . . . . . . . . . .        93,700
                                                                   ----------
                                                                      174,420
                                                                   ----------
                              REAL ESTATE - 3.0%
4,000       UDR, Inc.   . . . . . . . . . . . . . . . . . . . .        99,120
                                                                   ----------
                           RESEARCH SERVICES - 9.0%
2,000      *Charles River Laboratories  . . . . . . . . . . . .       131,220
4,000      *ICON Plc.   . . . . . . . . . . . . . . . . . . . .       162,920
                                                                   ----------
                                                                      294,140
                                                                   ----------

                           RETAIL-SUPERMARKET - 4.2%
5,000       Kroger Co.  . . . . . . . . . . . . . . . . . . . .       138,100
                                                                   ----------
                    SCIENTIFIC & TECHNICAL EQUIPMENT - 6.3%
1,000      *Dionex Corp.  . . . . . . . . . . . . . . . . . . .        65,190
4,000      *FLIR Systems, Inc.  . . . . . . . . . . . . . . . .       142,800
                                                                   ----------
                                                                      207,990
                                                                   ----------
                        TRANSPORTATION EQUIPMENT - 3.6%
2,000       Wabtec Corp.  . . . . . . . . . . . . . . . . . . .       118,140
                                                                   ----------
                        TRANSPORTATION SERVICES - 3.3%
3,000       Expeditors International of Washington, Inc.  . . .       108,270
                                                                   ----------
                            WASTE MANAGEMENT - 3.6%
2,000      *Stericycle, Inc.  . . . . . . . . . . . . . . . . .       118,600
                                                                   ----------

Total Value of Common Stocks (cost $1,326,502)  . . . . . . . .     2,437,597
                                                                   ----------

Principal
  Amount
---------
                        SHORT-TERM INVESTMENTS - 25.1%
 825M       U.S. Treasury Bills, .933%, due 09/04/2008
             (Cost $824,937)  . . . . . . . . . . . . . . . . .       824,937
                                                                   ----------

Total Value of Investments (cost $2,151,439)  . . . .   99.3%       3,262,534

Other Assets less Liabilities . . . . . . . . . . . .     .7           21,684
                                                       -----       ----------
Net Assets  . . . . . . . . . . . . . . . . . . . . .  100.0%      $3,284,218
                                                       =====       ==========


* Non-income producing security.

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Footnote:

Security Valuation - securities listed on national exchanges are valued at the closing sales price, while securities trading on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair values as determined in accordance with procedures approved by the Board of Directors. Short-term obligations are stated at amortized cost which approximates fair value.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and
   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities with maturities of 60 days or less are valued at amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of August 29, 2008:

   Valuation Inputs                                  Investments in Securities
   ----------------                                  -------------------------
   Level 1 - Quoted prices . . . . . . . . . . . . .         $2,437,597
   Level 2 - Other significant observable inputs . .            824,937
   Level 3 - Significant unobservable inputs . . . .                ---
                                                             ----------
      Total  . . . . . . . . . . . . . . . . . . . .         $3,262,534
                                                             ==========

Item 2. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
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By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date October 6, 2008
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date October 6, 2008
    -------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date October 6, 2008
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* Print the name and title of each signing officer under his or her signature.